RELATED PARTY TRANSACTIONS (Details Narrative)		1 Months Ended			3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 05, 2021 Employee	Jan. 16, 2024 USD ($)	Mar. 31, 2023 USD ($)	Oct. 26, 2021 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 USD ($) Employee	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Consulting payments					$ 14,874,793		$ 5,250,063	$ 45,558,985	$ 51,884,123	$ 36,374,957	$ 46,224,690
Balance of advance receivable										2,250,489	1,232,387
Amounts collected for the funds advanced		$ 2,700,000
Share-Based Payment Arrangement, Nonemployee [Member]
Related Party Transaction [Line Items]
Compensation service on board of directors in cash										287,000
Compensation service on board of directors in shares of common Stock										487,500
Nonemployee Directors On Board [Member]
Related Party Transaction [Line Items]
Noninterest expense directors fees					106,000			331,000
Stock Issued During Period, Value, Issued for Services					176,000			563,000
Corporate Secretary And Director [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Monthly salary under agreement				$ 5,000
Consulting payments										60,000
Annual salary under agreement				$ 60,000
Litigation Attorney [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Amount paid for legal services					249,000			955,000
Corporate Secretary And Director [Member] | Consulting Agreement [Member]
Related Party Transaction [Line Items]
Monthly salary under agreement					5,000
Consulting payments					$ 15,000			$ 45,000
Mullen Technologies Inc. [Member]
Related Party Transaction [Line Items]
Increase in principal amount of notes receivable										839,045	1,232,387
Proceeds from collection of notes receivable										2,700,000
Balance of advance receivable										2,250,489	1,232,387
Mullen Technologies Inc. [Member] | Transition Services Agreement [Member]
Related Party Transaction [Line Items]
Disbursements on behalf of related party						$ 2,500,000				2,100,000
Related party transaction disbursements penalty and interest						$ 238,000				179,000
Mullen Technologies Inc. [Member] | Transition Services Agreement [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Conversion of accounts receivable to note receivable			$ 1,400,000
Related party transaction rate			10.00%
Default rate (as a percent)			15.00%
Increase in principal amount of notes receivable			$ 400,000
Disbursements on behalf of related party										900,000	1,200,000
Balance of advance receivable										$ 1,200,000
Number of employees that provided services only to related party | Employee	11									11
Interest on the unpaid receivable balance											$ 100,000
Amounts collected for the funds advanced										$ 0
Mullen Technologies Inc. [Member] | Transition Services Agreement [Member] | Related Party [Member] | Prime Rate [Member]
Related Party Transaction [Line Items]
Spread on variable rate of advance receivable (as a percent)	1.00%										1.00%
William Miltner [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Amount paid for legal services										$ 1,058,105